Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value
The following table summarizes the fair values, and levels within the fair value hierarchy in which the fair value measurements fall, for assets measured at fair value on a recurring basis:

	Fair Value at December 31, 2025
	Total	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Stanley Black & Decker, Inc. Stock	$90,311,704	$90,311,704	$—	$—
Short-term Investments	5,738,835	—	5,738,835	—
Mutual Funds	66,667,987	66,667,987	—	—
Common/Collective Trusts	2,256,889,626	11,274,274	2,245,615,352	—
Total	$2,419,608,152	$168,253,965	$2,251,354,187	$—

	Fair Value at December 31, 2024
	Total	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Stanley Black & Decker, Inc. Stock	$100,801,606	$100,801,606	$—	$—
Short-term Investments	7,492,033	—	7,492,033	—
Mutual Funds	83,708,394	83,708,394	—	—
Common/Collective Trusts	2,064,086,160	10,702,381	2,053,383,779	—
Total	$2,256,088,193	$195,212,381	$2,060,875,812	$—